Consolidated balance sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 31,235
Accounts receivable, net	43,939
Derivative financial instruments	8,376
Deferred income taxes	11,229
Other current assets	5,637
Total current assets	100,416
Oil and natural gas properties, full cost method:
Proved properties	1,379,885
Unproved properties not being amortized	96,515
Pipeline and gas gathering assets	43,271
Other fixed assets	10,869
Gross property and equipment	1,530,540
Less accumulated depreciation, depletion, amortization and impairment	720,647
Net property and equipment	809,893
Deferred income taxes	143,723
Derivative financial instruments	1,804
Deferred loan costs, net	10,353
Other assets, net	1,971
Total assets	1,068,160
Current liabilities:
Accounts payable	41,338
Undistributed revenue and royalties	10,664
Accrued capital expenditures	65,900
Accrued compensation and benefits	8,778
Derivative financial instruments	11,978
Accrued interest payable	1,542
Other current liabilities	10,043
Total current liabilities	150,243
Long-term debt	491,600
Derivative financial instruments	5,987
Asset retirement obligations	7,547
Other noncurrent liabilities	1,684
Total liabilities	657,061
Unit holders' equity:
Preferred units, zero and 99,870,000 units issued at December 31, 2011 and 2010, respectively	549,187
Restricted units, zero and 31,432,000 units issued at December 31, 2011 and 2010, respectively	4,504
Other equity interests	155,596
Stockholders' equity:
Preferred stock, $0.01 par value, 50,000,000 shares authorized and zero outstanding at December 31, 2011 and 2010
Accumulated deficit	(298,188)
Total stockholders' equity/unit holders' equity	411,099
Total liabilities and stockholders' equity/unit holders' equity	$ 1,068,160